Investment Risks - Guardian Capital Dividend Growth Fund	Jan. 27, 2026
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All investments involve risks, and the Guardian Dividend Fund cannot guarantee that it will achieve its investment objective. An investment in the Guardian Dividend Fund is not insured or guaranteed by any government agency. The Guardian Dividend Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

Adr Risk [Member]
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ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, “Foreign Security Risk” below). These risks may adversely affect the value of the Guardian Dividend Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Currency Risk [Member]
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Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs. Currency rates may fluctuate significantly over short periods of time for a number of reasons. As a result, investments in foreign currency-denominated securities may reduce the returns of the Fund.

Dividend Risk [Member]
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Dividend Risk. Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Equity Security Risk [Member]
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Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Foreign Custody Risk [Member]
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Foreign Custody Risk. The Guardian Dividend Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Foreign Securities And Emerging Markets Risk [Member]
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Foreign Securities and Emerging Markets Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income as compared to developed countries. Emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Investment Company Risk [Member]
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Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a regulated investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk [Member]
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Issuer Risk. The Guardian Dividend Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Large Company Risk [Member]
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Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Management Risk [Member]
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Management Risk. The performance of the Guardian Dividend Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Guardian Dividend Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market.

Market Risk [Member]
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Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Guardian Dividend Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Guardian Dividend Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Guardian Dividend Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks of the Funds” in this prospectus.

Master Limited Partnership M L P Risk [Member]
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Master Limited Partnership (“MLP”) Risk. MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Midcap Company Risk [Member]
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Mid-Cap Company Risk. Investments in securities of mid-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational And Technology Risk [Member]
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Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Quantitative Model Risk And Ai Risk [Member]
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Quantitative Model Risk and AI Risk. The Guardian Dividend Fund uses quantitative models that in part use artificial intelligence (“AI”) as part of the investment process. The use of quantitative models carries the risk of potential issues with design, coding, implementation and maintenance of the computer programs, data and/or other technology used in the quantitative models. These issues could negatively impact investment returns. Moreover, as with many developing technologies, AI presents risks and challenges that could affect its further development, adoption and use and, therefore, could affect the Guardian Dividend Fund that use AI technology. AI algorithms may be flawed and techniques such as machine learning, deep learning and large language models may prove ineffective. Data sets may be insufficient, of poor quality, or contain biased information. Any deficiencies or inaccuracies in the analyses that AI applications and/or quantitative models produce or assist in producing for the Guardian Dividend Fund may result in a decrease in the Guardian Dividend Fund’s portfolio value. Such risks should be viewed as an inherent element of investing in an investment strategy that relies upon a quantitative model that uses new technology such as AI.

Real Estate Investment Trust R E I T Risk [Member]
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Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Fund. Therefore, the Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Regulatory Risk [Member]
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Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Guardian Dividend Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Guardian Dividend Fund or the companies in which it invests.

Sector Risk [Member]
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Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors. For additional information about this risk, please see “Sector Risk” and “Information Technology Sector Risk” in the section titled “Additional Information Regarding Principal Investment Risks of the Funds” in this prospectus.

Warrants And Rights Risk [Member]
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Warrants and Rights Risk. The Guardian Dividend Fund may purchase warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised.

Risk Lose Money [Member]
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Risk [Text Block]	The Guardian Dividend Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Guardian Dividend Fund is not insured or guaranteed by any government agency.